REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenue by type (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from contracts with customers [Abstract]
Revenues from construction contracts	$ 1,311,119	$ 1,972,816
Services rendered	651,143	614,690
Sale of goods	571,026	445,377
Total Company	$ 2,533,288	$ 3,032,883